Debt Securities in Issue - Parent (Details) £ in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)
Debt Securities In Issue [Line Items]
Notional amount	£ 225,608		£ 177,802
Debt securities in issue	35,778		36,420
Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	13,524		15,533
– Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30,000,000,000		€ 30,000,000,000
Debt securities in issue	5,619		6,435
– US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	6,130		7,083
Santander UK Group Holdings plc
Debt Securities In Issue [Line Items]
Debt securities in issue	1,911		4,898
Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	1,911		4,898
Santander UK Group Holdings plc | – Euro 30bn Euro Medium Term Note Programme | Medium-term notes
Debt Securities In Issue [Line Items]
Notional amount | €		€ 30,000,000,000		€ 30,000,000,000
Debt securities in issue	1,123		2,387
Santander UK Group Holdings plc | – US SEC-registered Debt Programme - Santander UK Group Holdings plc | Medium-term notes
Debt Securities In Issue [Line Items]
Debt securities in issue	£ 788		£ 2,511